June 2, 2006

Michael K. Pressman, Esq.

Division of Corporation Finance

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Acknowledgment of Beverly Hills Bancorp Inc. in Connection with Commission
Comments of June 1, 2006

Dear Mr. Pressman:

This letter pertains to the Schedule TO filed by Beverly Hills Bancorp Inc. (the “Company”) with the Securities and Exchange Commission on May 22, 2006, File No. 5-49579, and all amendments thereto (the “Filings”). As the Chief Executive Officer of the Company, I am authorized to represent that:

•	the Company is responsible for the adequacy and accuracy of the disclosures in the Filings;

•	staff comments, or changes to disclosures in response to staff comments in the Filings reviewed by the staff, do not foreclose the Commission from taking any action with respect to the Filings; and

•	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

/s/ Larry B. Faigin

Larry B. Faigin

Chief Executive Officer

Beverly Hills Bancorp Inc.